Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Business Acquisition [Line Items]
Gain on disposal of discontinued operation, before income tax	¥ 124,295	¥ (3)
Japan & APAC
Business Acquisition [Line Items]
Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net	62,894	9,148
Infrastructure
Business Acquisition [Line Items]
Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net	2,637	88,740
USA & Europe
Business Acquisition [Line Items]
Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net	3,233	312
Divestiture
Business Acquisition [Line Items]
Gains (losses) on sales of subsidiaries and equity method investments and liquidation losses, net	¥ 68,750	¥ 98,200